UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008


Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [x ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  This is our first report



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          February 9, 2009
Jeffry J. Brigman			Milwaukee		February 9, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 87 data records

Form 13F Information Table Value Total:  69509 (thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1519         26384 SH       Sole                      950       25434
AT&T Corp.                     COM              00206r102      715         25059 SH       Sole                     1000       24059
Abbott Laboratories            COM              002824100     1590         29780 SH       Sole                      100       29680
Adobe Systems                  COM              00724f101      279         13075 SH       Sole                                13075
Alliant Energy Corp.           COM              018802108      543         18576 SH       Sole                                18576
Altria Group Inc.              COM              02209s103      378         25059 SH       Sole                                25059
Anadarko Petroleum Corporation COM              032511107     1577         40893 SH       Sole                     1700       39193
Annaly Mortgage Mgmt. Inc.     COM              035710409      489         30800 SH       Sole                     2000       28800
Apache                         COM              037411105     1200         16100 SH       Sole                      200       15900
Apple Computer                 COM              037833100      966         11311 SH       Sole                      350       10961
Applied Materials Inc.         COM              038222105      134         13200 SH       Sole                     1000       12200
Associated Banc-Corp           COM              045487105      491         23425 SH       Sole                                23425
BP PLC                         COM              055622104      369          7889 SH       Sole                                 7889
Barrick Gold                   COM              067901108      219          5950 SH       Sole                                 5950
Becton Dickinson & Co.         COM              075887109     1057         15450 SH       Sole                                15450
Berkley W R Corp.              COM              084423102      789         25435 SH       Sole                      600       24835
Berkshire Hathaway Cl. B       COM              084670207      672           209 SH       Sole                       15         194
Bristol-Myers Squibb Co.       COM              110122108      336         14450 SH       Sole                                14450
Bucyrus International, Inc.    COM              118759109      241         12990 SH       Sole                                12990
Chevron Corp.                  COM              166764100      483          6521 SH       Sole                                 6521
Chubb Corp.                    COM              171232101      229          4484 SH       Sole                                 4484
Church & Dwight Co.            COM              171340102      281          5000 SH       Sole                                 5000
Cisco Systems Inc.             COM              17275R102      584         35820 SH       Sole                     1400       34420
Clarcor Inc                    COM              179895107      336         10100 SH       Sole                                10100
Clarient, Inc.                 COM              180489106      546        334400 SH       Sole                               334400
Coca-Cola Co.                  COM              191216100      831         18350 SH       Sole                      400       17950
Colgate Palmolive Co.          COM              194162103     2470         36035 SH       Sole                     1400       34635
Collection House               COM              Q2621Z109       30        100000 SH       Sole                               100000
ConocoPhillips                 COM              20825c104      692         13350 SH       Sole                                13350
Covance Inc.                   COM              222816100     1042         22625 SH       Sole                       75       22550
Cross Timbers Royalty Trust    COM              22757r109      224          8025 SH       Sole                                 8025
Davita Inc.                    COM              23918K108      614         12375 SH       Sole                      625       11750
Diageo                         COM              25243q205      579         10200 SH       Sole                                10200
E. I. du Pont de Nemours       COM              263534109      483         19090 SH       Sole                     2800       16290
EMC Corp.                      COM              268648102      509         48555 SH       Sole                     1500       47055
Eldorado Gold Corp.            COM              284902103      128         16000 SH       Sole                                16000
Exelon Corp                    COM              30161n101      415          7457 SH       Sole                     1400        6057
Exxon Mobil                    COM              30231G102     3863         48385 SH       Sole                     1001       47384
Fastenal                       COM              311900104      269          7700 SH       Sole                                 7700
Fiserv Inc.                    COM              337738108      528         14502 SH       Sole                     1700       12802
Genentech Inc.                 COM              368710406     1111         13400 SH       Sole                     1150       12250
General Dynamics               COM              369550108     1688         29305 SH       Sole                      250       29055
General Electric Co.           COM              369604103     1187         73260 SH       Sole                                73260
Gilead Sciences Inc.           COM              375558103      393          7675 SH       Sole                                 7675
Halliburton Co.                COM              406216101      225         12350 SH       Sole                      100       12250
Hewlett Packard Co.            COM              428236103      473         13029 SH       Sole                                13029
IBM Corp.                      COM              459200101      745          8843 SH       Sole                                 8843
Intel Corp.                    COM              458140100     1417         96654 SH       Sole                     3000       93654
Johnson & Johnson              COM              478160104     2658         44418 SH       Sole                     1200       43218
Johnson Controls               COM              478366107      369         20274 SH       Sole                                20274
Kohls Corp.                    COM              500255104      544         15019 SH       Sole                                15019
L3 Communications Holdings     COM              502424104     1317         17839 SH       Sole                      950       16889
Lehman Trikes Inc.             COM              525216107        6         35000 SH       Sole                                35000
Lilly, Eli & Co.               COM              532457108     2572         63862 SH       Sole                     2700       61162
Market Vectros EFT Trust Gold  COM              57060u100      570         16800 SH       Sole                      600       16200
Marsh & McLennan Cos.          COM              571748102     1183         48710 SH       Sole                     4000       44710
Marshall & Ilsley Corp.        COM              571837103      299         21908 SH       Sole                                21908
McDonalds Corp.                COM              580135101      556          8925 SH       Sole                                 8925
Microsoft Corp.                COM              594918104      844         43382 SH       Sole                     1000       42382
Monsanto                       COM              61166w101     1144         16260 SH       Sole                      100       16160
Nestle S A Reg B ADR           COM              641069406     1035         26475 SH       Sole                                26475
Newmont Mining                 COM              651639106     1285         31550 SH       Sole                                31550
Occidental Petroleum Corp.     COM              674599105      768         12800 SH       Sole                     1400       11400
Oracle Systems Corp.           COM              68389X105      301         16968 SH       Sole                      200       16768
Penn West Energy Trust         COM              707885109      156         14000 SH       Sole                                14000
Pepsico, Inc.                  COM              713448108     1883         34380 SH       Sole                     1900       32480
Pfizer, Inc.                   COM              717081103      535         30208 SH       Sole                                30208
Philip Morris International    COM              718172109      434          9959 SH       Sole                                 9959
Procter & Gamble Co.           COM              742718109     3215         52000 SH       Sole                     2149       49851
Quest Diagnostics Inc.         COM              74834l100      951         18303 SH       Sole                     2200       16103
SPDR Gold Trust                COM              78463v107     2404         27775 SH       Sole                      700       27075
Schlumberger Ltd.              COM              806857108      825         19470 SH       Sole                                19470
Select Comfort Corp.           COM              81616x103        3         10000 SH       Sole                                10000
Southern Copper                COM              84265v105      287         17850 SH       Sole                                17850
Stericycle Inc                 COM              858912108      546         10475 SH       Sole                                10475
SunTrust                       COM              867914103      396         13400 SH       Sole                                13400
Texas Instruments              COM              882508104      163         10450 SH       Sole                                10450
Thermo Fisher Scientific       COM              883556102      406         11905 SH       Sole                     1700       10205
Transglobe Energy Corp.        COM              893662106       29         11500 SH       Sole                                11500
US Bancorp                     COM              902973304     1130         45160 SH       Sole                                45160
United Technologies Corp.      COM              913017109      748         13940 SH       Sole                     1500       12440
Varian Medical Sys Inc.        COM              92220P105      241          6875 SH       Sole                      700        6175
Verizon Communications         COM              92343V104      911         26844 SH       Sole                     1400       25444
Walgreen Co.                   COM              931422109      947         38385 SH       Sole                     2443       35942
Waste Management               COM              94106l109      942         28410 SH       Sole                     3600       24810
Wyeth                          COM              983024100      275          7320 SH       Sole                                 7320
XTO Energy Inc.                COM              98385x106      733         20775 SH       Sole                      125       20650